Financial Instruments	6 Months Ended
Jun. 30, 2022
Financial Instruments
Financial Instruments

Note 3 – Financial Instruments

Genmab’s portfolio is spread over a number of different securities with a focus on liquidity and the preservation of capital. Genmab’s marketable securities in USD, DKK, EUR, and GBP as a percentage of total marketable securities was as follows:

	June 30,	December 31,
	2022	2021
Percent

USD	79%	75%
DKK	13%	16%
EUR	7%	8%
GBP	1%	1%
Total	100%	100%

As of June 30, 2022, 71% of Genmab’s marketable securities were long-term A rated or higher, or short-term A-1 / P-1 rated by S&P, Moody’s or Fitch compared to 68% as of December 31, 2021.

The table below shows the fair value measurements by level for Genmab’s financial assets measured at fair value through profit or loss:

(DKK million)	June 30, 2022				December 31, 2021
Assets Measured at Fair Value	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Marketable securities	11,799	—	—	11,799	10,381	—	—	10,381
Other investments	150	—	51	201	344	—	27	371

Marketable Securities

All fair values are determined by reference to external sources using unadjusted quoted prices in established markets for Genmab’s marketable securities (Level 1).

Other Investments

Other investments as of June 30, 2022 consist primarily of a DKK 138 million investment in common shares of CureVac, compared to DKK 318 million as of December 31, 2021. During the second quarter of 2021, Genmab made an investment in common shares of Bolt. As of June 30, 2022, the investment in Bolt was valued at DKK 12 million, compared to DKK 26 million as of December 31, 2021.

The investments in CureVac and Bolt are recorded at fair value through profit or loss. The fair value of Genmab’s investments in CureVac and Bolt are determined using unadjusted quoted prices in established markets (Level 1).

Refer to Note 4.3 and Note 4.4 in the Annual Report for further details regarding Genmab’s marketable securities and other investments.